B1 Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Reportable Segments

Segment information 2022
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	193,468	60,524	15,380	2,174	271,546	271,546
Net sales	193,468	60,524	15,380	2,174	271,546	271,546

Gross income	86,368	20,106	6,946	(125)	113,295	113,295
Gross margin (%)	44.6%	33.2%	45.2%	(5.7)%	41.7%	41.7%

Earnings (loss) before financial items and income tax (EBIT) 1)	38,512	(1,689)	(6,234)	(3,569)	27,020	27,020
EBIT margin (%)	19.9%	(2.8)%	(40.5)%	(164.2)%	10.0%	10.0%
Financial income and expenses, net						(2,411)
Income after financial items						24,609
Income tax						(5,497)
Net income						19,112

Other segment items
Share in earnings of JV and associated companies	30	27	—	(40)	17	17
Amortizations	(1,424)	(122)	(2,019)	(12)	(3,577)	(3,577)
Depreciations	(4,073)	(1,792)	(515)	(185)	(6,565)	(6,565)
Impairment losses	(211)	(91)	(87)	(12)	(401)	(401)
Restructuring charges	(146)	(96)	(157)	—	(399)	(399)
Gains/losses on investments and sale of operations	253	—	111	(108)	256	256
1)
Segment Other includes a provision of SEK
 –
2.3

billion in relation to a potential resolution with the United States Department of Justice regarding, previously announced, non-criminal, alleged breaches under the deferred prosecution agreement (DPA), including estimated expenses for extended compliance monitorship, noting that the Company, on March 2, 2023, entered into the DOJ Plea Agreement with the DOJ and agreed to pay a fine of approximately SEK 2.2 billion in line with the provision made in the fourth quarter 2022, and
SEK
 –
1.0
billion due to the divestment of IoT and other portfolio adjustments.

Segment information 2021
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	167,838	56,224	6,236	2,016	232,314	232,314
Net sales	167,838	56,224	6,236	2,016	232,314	232,314

Gross income	78,869	18,829	2,891	160	100,749	100,749
Gross margin (%)	47.0%	33.5%	46.4%	7.9%	43.4%	43.4%

Earnings (loss) before financial items and income tax (EBIT)	37,266	(2,234)	(2,965)	(287)	31,780	31,780
EBIT margin (%)	22.2%	(4.0)%	(47.5)%	(14.2)%	13.7%	13.7%
Financial income and expenses, net						(2,530)
Income after financial items						29,250
Income tax						(6,270)
Net income						22,980

Other segment items
Share in earnings of JV and associated companies	40	72	—	(372)	(260)	(260)
Amortizations	(1,169)	(508)	(830)	—	(2,507)	(2,507)
Depreciations	(3,764)	(1,568)	(430)	(189)	(5,951)	(5,951)
Impairment losses	(127)	(185)	(188)	(11)	(511)	(511)
Restructuring charges	(262)	(254)	(16)	(17)	(549)	(549)
Gains/losses on investments and sale of operations	14	(51)	998	—	961	961

Segment information 2020
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	165,978	59,597	4,792	2,023	232,390	232,390
Net sales	165,978	59,597	4,792	2,023	232,390	232,390

Gross income	72,413	19,496	1,767	48	93,724	93,724
Gross margin (%)	43.6%	32.7%	36.9%	2.4%	40.3%	40.3%

Earnings (loss) before financial items and income tax (EBIT)	30,851	(796)	(1,935)	(312)	27,808	27,808
EBIT margin (%)	18.6%	(1.3)%	(40.4)%	(15.4)%	12.0%	12.0%
Financial income and expenses, net						(596)
Income after financial items						27,212
Income tax						(9,589)
Net income						17,623

Other segment items
Share in earnings of JV and associated companies	37	33	—	(368)	(298)	(298)
Amortizations	(775)	(612)	(602)	—	(1,989)	(1,989)
Depreciations	(3,764)	(1,632)	(407)	(186)	(5,989)	(5,989)
Impairment losses	(494)	(144)	(32)	(26)	(696)	(696)
Restructuring charges	(746)	(277)	(267)	(16)	(1,306)	(1,306)
Gains/losses on investments and sale of operations	(129)	17	1	(30)	(141)	(141)

Summary of Products and Services by Segment

Products and Services by Segments
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments
2022
Products	147,997	21,105	4,923	(1)	174,024
Services	45,471	39,419	10,457	2,175	97,522
Total	193,468	60,524	15,380	2,174	271,546
2021
Products	128,951	19,267	3,955	24	152,197
Services	38,887	36,957	2,281	1,992	80,117
Total	167,838	56,224	6,236	2,016	232,314
2020
Products	122,229	20,317	3,735	(95)	146,186
Services	43,749	39,280	1,057	2,118	86,204
Total	165,978	59,597	4,792	2,023	232,390

Summary of Geographical Information

Market area 2022
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	23,695	9,179	77	—	32,951	999
North East Asia 4)	22,488	4,015	230	—	26,733	3,385
North America 2)	81,917	13,362	115	—	95,394	41,065
Europe and Latin America 1)	44,644	21,638	508	—	66,790	93,612
Middle East and Africa	11,707	10,472	392	—	22,571	(804)
Other 1) 2) 3) 4) 6)	9,017	1,858	14,058	2,174	27,107	—
Total	193,468	60,524	15,380	2,174	271,546	138,257
1) Of which in EU 6)					35,859	92,167
Of which in Sweden 6)					3,239	88,057
2) Of which in the United States 6)					109,709	39,906
3) Of which in India 6)					10,957	519
4) Of which in Japan 6)					9,965	187
4) Of which in China 6)					10,523	2,068

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2021
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	20,299	8,493	37	—	28,829	1,010
North East Asia 4)	24,464	4,405	252	—	29,121	2,700
North America 2)	66,464	10,913	79	—	77,456	11,971
Europe and Latin America 1)	38,671	21,181	420	—	60,272	52,141
Middle East and Africa	10,743	9,726	316	—	20,785	209
Other 1) 2) 3) 4) 6)	7,197	1,506	5,132	2,016	15,851	—
Total	167,838	56,224	6,236	2,016	232,314	68,031
1) Of which in EU 6)					31,307	50,428
Of which in Sweden 6)					2,349	45,997
2) Of which in the United States 6)					79,896	10,749
3) Of which in India 6)					7,482	484
4) Of which in Japan 6)					13,678	261
4) Of which in China 6)					10,078	2,202

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2020
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	21,464	8,547	37	—	30,048	812
North East Asia 4)	27,120	5,955	259	—	33,334	2,648
North America 2)	62,199	11,508	68	—	73,775	12,749
Europe and Latin America 1)	33,257	22,116	372	—	55,745	49,895
Middle East and Africa	13,281	9,676	341	—	23,298	140
Other 1) 2) 3) 4) 6)	8,657	1,795	3,715	2,023	16,190	—
Total	165,978	59,597	4,792	2,023	232,390	66,244
1) Of which in EU 6)					29,501	48,133
Of which in Sweden 6)					1,123	43,627
2) Of which in the United States 6)					77,835	11,533
3) Of which in India 6)					6,970	407
4) Of which in Japan 6)					12,150	272
4) Of which in China 6)					18,745	2,136

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.